Class K [Member] Performance Management - Class K [Member] - BLACKROCK BALANCED FUND, INC.	May 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. Class K Shares commenced operations on January 25, 2018. As a result, the returns shown below for Class K Shares prior to January 25, 2018 are those of the Fund’s Institutional Shares, which are not offered in this prospectus. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares are invested in the same portfolio of securities and performance would differ only to the extent that Institutional Shares and Class K Shares have different expenses. The actual returns of Class K Shares would have been higher than those of Institutional Shares because Class K Shares have lower expenses than Institutional Shares.
Effective March 3, 2025, the Fund changed its name, investment process and investment strategies. Performance for the periods prior to March 3, 2025 shown below is based on the investment process and investment strategies utilized by the Fund under the name “BlackRock Sustainable Balanced Fund, Inc.” Effective April 8, 2022, the Fund changed its name, investment process and investment strategies. Performance for the periods prior to April 8, 2022 shown below is based on the investment process and investment strategies utilized by the Fund under the name “BlackRock Balanced Capital Fund, Inc.” The table compares the Fund’s performance to that of the MSCI All Country World Index (Net), the Bloomberg U.S. Aggregate Bond Index and a customized weighted index comprised of the returns of the MSCI All Country World Index (Net) (60%) and Bloomberg U.S. Aggregate Bond Index (40%) (the “Custom Benchmark”). The Bloomberg U.S. Aggregate Bond Index and the Custom Benchmark are relevant to the Fund because they have characteristics similar to the Fund’s investment strategies. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not anindication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of therisks of investing in the Fund.
Performance Additional Market Index [Text]	The table compares the Fund’s performance to that of the MSCI All CountryWorld Index (Net), the Bloomberg U.S. Aggregate Bond Index and a customized weighted index comprised of thereturns of the MSCI All Country World Index (Net) (60%) and Bloomberg U.S. Aggregate Bond Index (40%) (the“CustomBenchmark”). The Bloomberg U.S. Aggregate Bond Index and the Custom Benchmark are relevant to the Fund becausethey have characteristics similar to the Fund’s investment strategies.
Bar Chart [Heading]	Class K Shares ANNUAL TOTAL RETURNS BlackRock Balanced Fund, Inc. As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 15.52% (quarter ended June 30, 2020) and the lowest return for a quarter was -12.99% (quarter ended March 31, 2020). The year-to-date return as of June 30, 2025 was 7.41%.

Performance Table Heading	For the periods ended 12/31/24Average Annual Total Returns
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do notreflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and maydiffer from those shown, and the after-tax returns shown are not relevant to investors who hold their shares throughtax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	(800) 882-0052
Class K Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	7.41%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	15.52%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(12.99%)
Lowest Quarterly Return, Date	Mar. 31, 2020